Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of key management compensation [Table Text Block]
	2020	2019	2018
Professional, other fees, and salaries	$17,517	$4,684	$235,297
Stock-based compensation	—	—	44,740
	$17,517	$4,684	$280,037